Quarterly Holdings Report
for
Fidelity® Leveraged Company Stock Fund
October 31, 2023
LSF-NPRT1-1223
1.809078.120
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.0%
Entertainment - 1.6%
Netflix, Inc. (a)	58,600	24,125
Warner Bros Discovery, Inc. (a)	423,900	4,214
		28,339
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	285,800	35,462
Cars.com, Inc. (a)	480,900	7,324
Meta Platforms, Inc. Class A (a)	200,800	60,495
		103,281
Media - 0.7%
Nexstar Broadcasting Group, Inc. Class A	88,643	12,417
TOTAL COMMUNICATION SERVICES		144,037
CONSUMER DISCRETIONARY - 14.1%
Automobiles - 1.7%
Tesla, Inc. (a)	147,300	29,584
Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc. Class A (a)	46,100	5,453
Booking Holdings, Inc. (a)	3,900	10,879
Boyd Gaming Corp.	825,222	45,594
Caesars Entertainment, Inc. (a)	209,980	8,376
Domino's Pizza, Inc.	23,600	8,000
Draftkings Holdings, Inc. (a)	135,300	3,737
Flutter Entertainment PLC (a)	29,200	4,580
Red Rock Resorts, Inc.	330,600	13,075
Studio City International Holdings Ltd.:
ADR (a)(b)	631,958	3,160
(NYSE) ADR (a)	692,929	3,465
Yum! Brands, Inc.	97,600	11,796
		118,115
Household Durables - 1.3%
D.R. Horton, Inc.	42,600	4,447
PulteGroup, Inc.	70,300	5,173
Tempur Sealy International, Inc.	113,032	4,513
TopBuild Corp. (a)	37,400	8,556
		22,689
Specialty Retail - 3.5%
Bath & Body Works, Inc.	126,500	3,751
Dick's Sporting Goods, Inc.	172,400	18,438
Lowe's Companies, Inc.	107,700	20,524
Ulta Beauty, Inc. (a)	27,000	10,295
Williams-Sonoma, Inc. (c)	67,200	10,096
		63,104
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	9,600	6,873
Tapestry, Inc.	421,500	11,617
		18,490
TOTAL CONSUMER DISCRETIONARY		251,982
CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	63,400	9,643
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	157,200	10,708
Performance Food Group Co. (a)	77,000	4,448
U.S. Foods Holding Corp. (a)	122,400	4,766
		19,922
Food Products - 2.4%
JBS SA	10,694,400	42,487
TOTAL CONSUMER STAPLES		72,052
ENERGY - 6.7%
Energy Equipment & Services - 0.3%
Halliburton Co.	142,400	5,602
Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp. (a)	582,800	17,158
Canadian Natural Resources Ltd.	152,700	9,697
Cheniere Energy, Inc.	297,022	49,430
Chesapeake Energy Corp. (c)	201,200	17,319
Denbury, Inc. (a)	101,500	9,022
Diamondback Energy, Inc.	76,500	12,264
		114,890
TOTAL ENERGY		120,492
FINANCIALS - 12.0%
Banks - 0.8%
JPMorgan Chase & Co.	105,600	14,685
Capital Markets - 0.8%
Houlihan Lokey	99,100	9,962
Moody's Corp.	14,300	4,404
		14,366
Consumer Finance - 1.5%
OneMain Holdings, Inc. (c)	729,900	26,225
Financial Services - 6.5%
Apollo Global Management, Inc.	282,100	21,846
Fiserv, Inc. (a)	282,500	32,134
Global Payments, Inc.	87,900	9,337
MasterCard, Inc. Class A	43,000	16,183
Visa, Inc. Class A	156,800	36,864
		116,364
Insurance - 2.4%
Arthur J. Gallagher & Co.	183,500	43,212
TOTAL FINANCIALS		214,852
HEALTH CARE - 8.9%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	266,000	13,617
Health Care Providers & Services - 5.6%
Humana, Inc.	58,400	30,583
Tenet Healthcare Corp. (a)	138,009	7,411
UnitedHealth Group, Inc.	116,200	62,232
		100,226
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	24,800	4,175
IQVIA Holdings, Inc. (a)	180,600	32,658
		36,833
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	136,200	8,612
TOTAL HEALTH CARE		159,288
INDUSTRIALS - 12.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	18,100	8,229
TransDigm Group, Inc. (a)	12,900	10,682
		18,911
Building Products - 2.1%
Builders FirstSource, Inc. (a)	97,500	10,581
Carlisle Companies, Inc.	35,500	9,020
Carrier Global Corp.	382,062	18,209
		37,810
Construction & Engineering - 0.7%
Willscot Mobile Mini Holdings (a)	319,900	12,607
Electrical Equipment - 4.0%
AMETEK, Inc.	63,800	8,981
Eaton Corp. PLC	45,300	9,418
Generac Holdings, Inc. (a)	49,800	4,187
nVent Electric PLC	287,900	13,857
Regal Rexnord Corp.	191,500	22,676
Vertiv Holdings Co.	330,600	12,983
		72,102
Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	262,800	11,374
XPO, Inc. (a)	24,300	1,842
		13,216
Machinery - 1.2%
Deere & Co.	12,300	4,494
Parker Hannifin Corp.	44,700	16,490
		20,984
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	831	11
Passenger Airlines - 0.4%
Air Canada (a)	342,300	4,130
Delta Air Lines, Inc.	126,100	3,941
		8,071
Professional Services - 0.5%
ASGN, Inc. (a)	113,934	9,509
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	40,400	16,413
WESCO International, Inc.	61,723	7,913
		24,326
TOTAL INDUSTRIALS		217,547
INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	102,300	20,498
Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	119,500	23,948
IT Services - 0.5%
Accenture PLC Class A	30,000	8,913
Semiconductors & Semiconductor Equipment - 9.0%
ASML Holding NV (depository receipt)	19,600	11,737
Broadcom, Inc.	24,900	20,950
Marvell Technology, Inc.	286,900	13,547
Microchip Technology, Inc.	326,300	23,262
NVIDIA Corp.	98,800	40,291
NXP Semiconductors NV	98,200	16,933
ON Semiconductor Corp. (a)	522,359	32,721
SolarEdge Technologies, Inc. (a)	31,500	2,392
		161,833
Software - 10.9%
Adobe, Inc. (a)	48,600	25,858
Dynatrace, Inc. (a)	194,100	8,678
Gen Digital, Inc.	265,700	4,427
Microsoft Corp.	213,900	72,320
Oracle Corp.	192,800	19,936
Palo Alto Networks, Inc. (a)	95,700	23,257
Salesforce, Inc. (a)	68,100	13,677
Splunk, Inc. (a)	98,700	14,525
Synopsys, Inc. (a)	27,200	12,769
		195,447
TOTAL INFORMATION TECHNOLOGY		410,639
MATERIALS - 3.5%
Chemicals - 1.9%
Olin Corp.	355,100	15,170
The Chemours Co. LLC	542,928	13,090
Westlake Corp.	46,200	5,330
		33,590
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	668,800	14,386
Metals & Mining - 0.8%
ATI, Inc. (a)	295,900	11,176
First Quantum Minerals Ltd.	247,800	2,872
		14,048
TOTAL MATERIALS		62,024
UTILITIES - 5.4%
Electric Utilities - 3.7%
Constellation Energy Corp.	170,000	19,196
PG&E Corp. (a)	2,945,202	48,007
		67,203
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	927,700	30,354
TOTAL UTILITIES		97,557
TOTAL COMMON STOCKS (Cost $1,314,387)		1,750,470

Money Market Funds - 3.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (d)	38,448,383	38,456
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	23,347,099	23,349
TOTAL MONEY MARKET FUNDS (Cost $61,802)		61,805

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,376,189)	1,812,275
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(19,385)
NET ASSETS - 100.0%	1,792,890

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,160,000 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	29,145	96,812	87,501	524	-	-	38,456	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	5,568	90,482	72,701	6	-	-	23,349	0.1%
Total	34,713	187,294	160,202	530	-	-	61,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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